Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income tax rate		21.00%
Entitled benefit period		10 years
Limitation from the year of election term		14 years
Special benefited enterprises limited term		10 years
Accumulated loss for tax (in Dollars)		$ 118,512
Deferred tax asset, NOLs (in Dollars)		$ 33,003	$ 27,700
State income taxes		28.00%
uncertain tax positions		12 months
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Income tax rate		23.00%	23.00%	23.00%
Reduction in income tax rate	6.00%
Development Area A [Member]
Income Taxes [Line Items]
Income tax rate	7.50%
Reduction in income tax rate	5.00%
Rest Of Country [Member]
Income Taxes [Line Items]
Income tax rate	12.00%
Reduction in income tax rate	8.00%
Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Income tax rate		21.00%
Israeli [Member]
Income Taxes [Line Items]
Income tax rate		23.00%
State income taxes		21.00%
Maximum [Member]
Income Taxes [Line Items]
Reduction in income tax rate	9.00%
Maximum [Member] | Check Cap Us Inc [Member]
Income Taxes [Line Items]
Operating loss or NOL carry-forwards (in Dollars)			$ 177,107
Minimum [Member]
Income Taxes [Line Items]
Reduction in income tax rate	7.50%
Minimum [Member] | Check Cap Us Inc [Member]
Income Taxes [Line Items]
Operating loss or NOL carry-forwards (in Dollars)			$ 13
Tax Year 2017 [Member]
Income Taxes [Line Items]
Income tax rate		80.00%